Other administrative expenses	12 Months Ended
Dec. 31, 2018
Other administrative expenses [Abstract]
Other administrative expenses

15.   Other administrative expenses

	R$ thousand
	Years ended December 31
	2018	2017	2016
Outsourced services	(4,598,748)	(4,748,308)	(4,871,194)
Communication	(1,541,742)	(1,684,153)	(1,653,055)
Data processing	(2,398,676)	(2,117,085)	(1,612,454)
Advertising and marketing	(1,136,062)	(942,851)	(1,124,659)
Asset maintenance	(1,112,508)	(1,158,840)	(1,060,856)
Financial system	(1,009,209)	(1,033,017)	(1,047,618)
Rental	(1,142,408)	(1,142,166)	(1,027,561)
Security and surveillance	(748,577)	(818,221)	(736,547)
Transport	(749,685)	(782,444)	(719,842)
Water, electricity and gas	(412,789)	(405,515)	(384,069)
Advances to FGC (Deposit Guarantee Association)	(408,335)	(418,670)	(355,540)
Supplies	(216,768)	(263,527)	(321,509)
Travel	(286,731)	(261,911)	(174,772)
Other	(1,111,724)	(1,105,753)	(1,059,887)
Total	(16,873,962)	(16,882,461)	(16,149,563)